UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. Schedule of Investments.

Emerging Markets Fund
Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares					Value
COMMON STOCKS: 92.8%
Argentina: 0.5%
54,000	Inversiones y Representaciones S.A. (GDR) *				$392,580

Brazil: 10.2%
105,000	Anhanguera Educacional Participacoes S.A .				1,041,778
167,000	BR Malls Participacoes S.A. *				1,035,577
283,700	Cia Hering				1,146,489
106,400	Cremer S.A.				564,738
180,800	Even Construtora e Incorporadora S.A.				365,799
150,000	Localiza Rent A CAR S.A.				793,000
55,600	Petroleo Brasileiro S.A. (ADR)				2,443,620
59,650	Ultrapetrol (Bahamas) Ltd. *				468,252
					7,859,253

China: 15.1%
4,085,000	Beijing Development Hong Kong Ltd. #				574,062
6,365,000	China Lifestyle Food & Beverages				1,129,606
9,000,000	China Power New Energy Development Co. * #				457,265
2,825,000	China Properties Group Ltd. #				467,867
3,000,000	China Rare Earth Holdings Ltd. #				340,480
1,360,000	Hidili Industry International Development #				663,079
20,400	Home Inns & Hotels Management, Inc. (ADR) *				284,580
2,865,000	Ju Teng International Holdings * #				1,210,640
635,000	Lee & Man Paper Manufacturing Ltd. #				348,006
733,000	Lonking Holdings Ltd. #				545,619
1,400,000	Peace Mark Holdings Ltd.				134,954
10,614,000	PYI Corp. Ltd. #				542,072
1,435,667	PYI Corp. Ltd. Warrants (Exp. 9/25/09) *				5,547
2,665,000	Qin Jia Yuan Media Services Co. Ltd. #				886,271
4,525,000	Shougang Concord Intl Enterprises Co Ltd. #				652,310
728,000	Stella International Holdings Ltd. #				781,006
4,860,400	Tian An China Investments Co. Ltd. #				1,827,027
233,400	Tian An China Investments Co. Ltd. Warrants *
	(HKD 10.00, expiring 01/02/10)				421
765,000	Yanzhou Coal Mining Co. Ltd. #				788,833
					11,639,645

Georgia: 0.4%
45,000	Bank of Georgia * #				297,070

India: 6.6%
30,353	Champagne Indage Ltd. #				235,508
12,000	Educomp Solutions Ltd. #				880,323
1,060,000	GVK Power & Infrastructure Ltd. * #				614,754
99,000	Hirco PLC (GBP) * #				265,215
191,176	ICSA (India) Ltd. #				942,086
55,000	Panacea Biotec Ltd. #				284,624
49,000	Reliance Capital Ltd. #				1,219,065
50,000	Shriram Transport Finance Co. Ltd. #				330,337
26,321	TRF Ltd. #				339,368
					5,111,280

Indonesia: 2.9%
464,000	Astra International Tbk PT #				827,665
25,600,000	Mitra Adiperkasa Tbk PT #				1,404,893
					2,232,558

Israel: 2.5%
89,000	Israel Chemicals Ltd. #				1,279,110
68,000	Queenco Leisure International Ltd. (GDR) R				670,111
					1,949,221

Kazakhstan: 6.0%
45,000	Chagala Group Ltd. (GDR) *				172,800
57,000	Eurasian Natural Resources Corp. (GDR) #				519,047
183,000	Halyk Savings Bank Kazakhstan (GDR) Reg S #				1,287,907
165,000	Kazakhstan Kagazy PLC (GDR) *				292,050
197,400	Kazakhstan Kagazy PLC (GDR) * R				349,398
124,000	KazMunaiGas Exploration (GDR) Reg S #				1,961,150
					4,582,352

Malaysia: 7.9%
2,324,000	CB Industrial Product Holding BHD				2,227,800
395,000	Coastal Contracts BHD #				256,384
9,405,000	Dreamgate Corp. BHD #				632,407
8,105,250	KNM Group BHD #				3,003,081
					6,119,672

Mexico: 1.3%
440,000	Grupo FAMSA S.A. de C.V. *				1,000,978

Peru: 1.4%
17,000	Creditcorp. Ltd. (ADR)				1,058,250

Philippines: 1.2%
28,600,000	Megaworld Corp. #				889,651

Poland: 0.8%
27,000	AmRest Holdings N.V. * #				653,150

Qatar: 0.9%
44,000	Doha Bank QSC.				676,635

Russia: 9.1%
119,000	C.A.T. Oil A.G. (EUR) * #				554,657
60,000	Gazprom OAO (ADR) #				1,917,384
39,000	LUKOIL (ADR)				2,281,500
30,000	Magnit OAO *				1,003,120
630,000	Sberbank RF				1,072,672
180,000	Sistema Hals Reg S (GDR) *				180,000
					7,009,333

Singapore: 0.8%
1,065,000	Sino-Environment Technology Group Ltd. * #				623,707

South Africa: 6.4%
73,943	Bidvest Group Ltd. #				946,147
86,000	Naspers Ltd. #				1,698,616
12,000	Sasol Ltd. #				512,169
100,000	Spar Group Ltd. #				616,639
102,224	Standard Bank Group Ltd. #				1,174,964
					4,948,535

South Korea: 7.9%
2,900	DC Chemical Co., Ltd. #				797,346
125,000	Ecopro Co., Ltd #				823,538
265,300	Finetec Corp. #				1,361,981
27,000	Hyunjin Materials Co. Ltd. #				788,179
47,000	T.K. Corp.* #				1,287,077
12,597	Taewoong Co. Ltd. #				838,511
74,000	Won Ik Quartz Corp. #				169,029
					6,065,661
Taiwan: 8.2%
1,001,175	Awea Mechantronic Co. Ltd. #				976,410
1,520,000	China Ecotek Corp. #				1,871,736
659,252	Chrome ATE, Inc. #				809,068
540,750	Fortune Electric Co., Ltd. #				524,206
545,000	Gloria Material Technology Corp. #				323,299
777,000	Lumax International Corp. Ltd. #				982,425
654,219	MJC Probe, Inc. #				817,489
					6,304,633

Turkey: 2.4%
34,000	BIM Birlesik Magazalar A.S. #				1,054,697
138,600	Tekfen Holding A.S.				780,614
					1,835,311

Ukraine: 0.3%
54,000	XXI Century Investments Public Ltd (GBP) * #				252,650

Total Common Stocks
(Cost: $116,763,623)					71,502,125

PREFERRED STOCK: 3.1%
(Cost: $893,646)
Brazil: 3.1%
137,988	Cia Vale do Rio Doce				2,342,221

MONEY MARKET FUND: 2.2%
(Cost: $1,718,678)
	AIM Treasury Portfolio -
1,718,678	Institutional Class				1,718,678

Total Investments: 98.1%
(Cost: $119,375,947)					75,563,024
Other assets less liabilities: 1.9%					1,483,017
NET ASSETS: 100.0%					$77,046,041

ADR American Depositary Receipt
BHD Malaysian Public Limited Company
GBP British Pound
GDR Global Depositary Receipt
USD United States Dollar
* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $49,929,256, which represents 64.8% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $1,019,509, or 1.3% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $119,375,947 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation					$7,094,221
Gross Unrealized Depreciation					(50,907,144)
Net Unrealized Depreciation					$(43,812,923)

Restricted securities held by the Fund are as follows:

	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC	7/20/2005	197,400	$1,025,451	$349,398	0.4%
Queenco Leisure International	7/6/2007	68,000	1,297,605	670,111	0.9%
			$2,323,056	$1,019,509	1.3%

			% of
Summary of Investments by Industry			Invesments		Value
Basic Materials			10.7%		$8,066,805
Communications			3.4		2,584,887
Consumer, Cyclical			12.4		9,400,263
Consumer, Non-cyclical			7.7		5,720,590
Diversified			3.0		2,300,823
Energy			14.7		11,122,392
Financial			16.4		12,427,888
Industrial			23.5		17,755,406
Technology			5.1		3,850,538
Utilities			0.8		614,754
Total Foreign Common and Preferred Stocks			97.7%		73,844,346
Money Market Fund			2.3		1,718,678
			100.0%		$75,563,024

See Note to Schedules of Investments

Global Hard Assets Fund
Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares					Value
COMMON STOCKS: 86.5%
Australia: 1.3%
5,376,000	Lihir Gold Ltd. #				$10,921,234
37,714	Southern Pacific Petroleum NL				238
					10,921,472

Brazil: 3.4%
448,600	Cia Vale do Rio Doce (ADR)				8,590,690
464,000	Petroleo Brasileiro S.A. (ADR)				20,392,800
					28,983,490

Canada: 8.1%
153,000	Addax Petroleum Corp.				4,153,319
35,000	Agnico-Eagle Mines Ltd.				1,910,735
301,000	Agnico-Eagle Mines Ltd. (USD)				16,576,070
707,700	Brazilian Resources, Inc. * #				0
72,800	CIC Energy Corp. * R				219,580
30,000	FNX Mining Co., Inc. *				317,407
319,811	Goldcorp, Inc. (USD)				10,115,622
116,750	Killam Properties, Inc.				643,949
146,172	Kinross Gold Corp.				2,347,267
829,700	Kinross Gold Corp. (USD)				13,374,764
184,100	Petrolifera Petroleum Ltd.				583,276
571,050	Petrolifera Petroleum Ltd. * R				1,807,944
222,000	Silver Wheaton Corp. † *				1,809,300
22,800	Suncor Energy, Inc.				942,636
225,200	Suncor Energy, Inc. (USD)				9,489,928
158,900	Timberwest Forest Corp.				1,821,573
59,000	Timberwest Forest Corp. R				676,317
195,481	Yamana Gold Inc.				1,607,194
163,714	Yamana Gold Inc. R				1,346,014
					69,742,895

France 1.0%
42,000	Vallourec S.A. #				9,062,674

Kazakhstan: 0.3%
246,800	Eurasian Natural Resources Corp. (GBP) * #				2,247,381

Kuwait: 0.9%
14,366,289	Kuwait Energy Co. KSCC # R				7,917,876

Netherlands 1.1%
183,500	Arcelor Mittal (USD)				9,061,230

Norway: 2.3%
383,000	Fred Olsen Energy ASA † #				10,934,164
414,500	SeaDrill Ltd. † #				8,587,673
					19,521,837
South Africa: 0.2%
12,800,000	Merafe Resources Ltd. * #				2,186,580

United Kingdom: 5.8%
918,000	BHP Billiton PLC #				20,796,553
479,000	Randgold Resources Ltd. (ADR)				19,653,370
282,000	Xstrata PLC #				8,788,421
					49,238,344
United States: 62.1%
716,400	Alpha Natural Resources, Inc. *				36,844,452
337,000	American Water Works Co. † *				7,245,500
436,000	Anadarko Petroleum Corp.				21,150,360
400,150	BPZ Resources Inc. † *				6,882,580
361,300	Cameron International Corp. *				13,924,502
312,000	Devon Energy Corp.				28,454,400
174,000	Diamond Offshore Drilling, Inc.				17,932,440
369,000	Ellora Oil & Gas, Inc. * # R				6,273,000
184,600	Equitable Resources, Inc.				6,771,128
353,000	Exterran Holdings Inc. † *				11,281,880
163,600	Freeport-McMoRan Copper & Gold Inc.				9,300,660
568,000	Frontier Oil Corp.				10,462,560
312,500	Hess Corp.				25,650,000
1,705,000	International Coal Group Inc. *				10,639,200
333,750	James River Coal Co. † *				7,339,163
89,700	Kaiser Aluminum Corp. †				3,852,615
434,800	McDermott International, Inc. *				11,109,140
180,100	Mercer International, Inc. † *				659,166
126,500	Monsanto Co.				12,520,970
449,916	National Oilwell Varco, Inc. *				22,599,281
442,475	Newfield Exploration Co. *				14,154,775
70,700	Noble Corp.				3,103,730
626,000	NRG Energy, Inc. *				15,493,500
580,100	Nucor Corp.				22,913,950
298,400	Occidental Petroleum Corp.				21,022,280
369,000	Oceaneering International, Inc.*				19,675,080
876,000	Petrohawk Energy Corp. *				18,947,880
399,500	Range Resources Corp.				17,126,565
322,800	Schlumberger Ltd.				25,207,452
216,516	Transocean, Inc. *				23,782,117
1,168,900	Tyson Foods, Inc.				13,956,666
367,100	Walter Industries, Inc.				17,418,895
309,600	Weatherford International Ltd.				7,783,344
96,800	Weyerhaeuser Co.				5,864,144
716,500	XTO Energy, Inc.				33,331,580
					530,674,955
Total Common Stocks
(Cost: $761,132,838)					739,558,734

EXCHANGE TRADED FUNDS: 3.6%
(Cost: $31,679,558)
United States: 3.6%
257,500	SPDR Gold Trust *				21,905,525
255,000	United States Natural Gas Fund L.P. *				8,494,050
					30,399,575

MONEY MARKET FUND: 10.0%
(Cost: $85,707,884)
85,707,884	AIM Treasury Portfolio - Institutional Class				85,707,884

Total Investments Before Collateral
for Securities Loaned: 100.1%
(Cost: $878,520,280)					855,666,193

SHORT-TERM INVESTMENT
HELD AS COLLATERAL FOR
SECURITIES LOANED: 5.3%
(Cost: $45,270,609)
45,270,609	State Street Navigator Securities
	Lending Prime Portfolio				45,270,609

Total Investments: 105.4%
(Cost: $923,790,889)					900,936,802
Liabilities in excess of other assets: (5.4)%					(46,205,472)
NET ASSETS: 100.0%					$854,731,330

ADR American Depositary Receipt
GBP British Pound
USD United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $45,270,609.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $87,715,556, which represents 10.3% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $18,240,731, or 2.1% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $927,115,941 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation					$124,086,757
Gross Unrealized Depreciation					(150,265,896)
Net Unrealized Depreciation					$($26,179,139)

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/07	72,800	$922,687	$219,580	0.0%
Ellora Oil & Gas, Inc. (a)	6/30/06	369,000	4,428,000	6,273,000	0.7
Kuwait Energy Co. KSCC (a)	8/6/08	14,366,289	10,862,672	7,917,876	0.9
Petrolifera Petroleum Ltd.	3/7/05	571,050	507,487	1,807,944	0.2
Timberwest Forest Corp.	3/5/04	59,000	554,606	676,317	0.1
Yamana Gold Inc.	5/29/08	163,714	327,428	1,346,014	0.2
			$17,602,880	$18,240,731	2.1%
(a) Illiquid security

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned				Investments	Value
Basic Industry				1.3%	$11,109,140
Capital Goods				1.3	11,281,880
Chemicals				1.5	12,520,970
Consumer Goods				1.6	13,956,666
Energy				57.3	490,117,118
Industrial Metals				11.3	97,118,161
Paper And Forest				1.1	9,021,200
Precious Metals				9.3	79,661,570
Real Estate				0.1	643,949
Services				0.8	6,882,580
Utilities				0.8	7,245,500
Total Common Stocks				86.4	739,558,734
Exchange Traded Funds				3.6	30,399,575
Money Market Fund				10.0	85,707,884
Total Investment				100.0%	$855,666,193

See Note to Schedules of Investments

International Investors Gold Fund
Schedule of Investments
September 30, 2008 (unaudited)

Number
of Shares					Value
COMMON STOCKS: 95.8%
Australia 9.6%
6,309,000	Andean Resources Ltd. * #				$4,363,020
14,398,384	Lihir Gold Ltd. * #				29,250,022
779,725	Newcrest Mining Ltd. #				16,201,069
478,266	Sino Gold Ltd. * #				1,530,753
					51,344,864

Canada: 66.9%
380,974	Agnico-Eagle Mines Ltd.				20,798,271
524,800	Agnico-Eagle Mines Ltd. (USD)				28,900,736
1,510,000	Amarillo Gold Corp. *				1,149,260
640,000	Aquiline Resources, Inc. *				2,507,682
390,000	Aquiline Resources, Inc. * R				1,528,118
100,000	Aurizon Mines Ltd. (USD)*				8,167,724
3,050,000	Aurizon Mines Ltd. *				260,000
1,000,000	AXMIN, Inc. * R				234,907
703,638	Barrick Gold Corp.				25,851,660
948,000	Bear Creek Mining Corp. * R				1,817,167
1,100,000	Eastern Platinum Ltd. *				1,012,920
1,839,000	Eastmain Resources, Inc. * R				2,073,573
919,500	Eastmain Resources, Inc. Warrants *
	(CAD 2.00, expiring 7/3/10) R				156,555
1,800,000	Eldorado Gold Corp. *				11,230,444
1,633,900	European Goldfields Ltd. *				4,544,368
700,000	Franco-Nevada Corp. R				13,187,691
1,260,000	Full Metal Minerals Ltd. * R				805,074
370,000	Full Metal Minerals Ltd. Warrants *
	(CAD 3.00, expiring 11/10/08) R				0
260,000	Full Metal Minerals Ltd. Warrants *
	(CAD 3.00, expiring 10/24/09) R				2,272
947,600	Gammon Gold, Inc. *				6,722,462
450,000	Gammon Gold, Inc. (USD) *				3,330,000
530,000	Gold Eagle Mines Ltd. *				5,164,294
3,180,600	Gold Wheaton Corp. * R				2,414,775
1,590,300	Gold Wheaton Corp. Warrants *
	(CAD 1.00, expiring 7/08/13) R				402,413
437,500	Goldcorp, Inc.				13,759,103
881,707	Goldcorp, Inc. (USD)				27,888,392
17,500	Goldcorp, Inc. Warrants *
	(CAD 45.75, expiring 6/9/11)				201,433
24,000	Golden Star Resources Ltd. * R				36,082
1,695,000	Great Basin Gold Ltd. * †				3,472,023
300,000	Great Basin Gold Ltd. * R				614,517
422,500	Great Basin Gold Ltd. Warrants *
	(CAD 3.50, expiring 4/17/09)				87,339
1,055,000	Guyana Goldfields, Inc. *				2,864,881
3,038,200	IAMGOLD Corp.				16,837,692
1,870,000	Jinshan Gold Mines, Inc. *				1,844,961
935,000	Jinshan Gold Mines, Inc. * R				922,481
372,437	Kinross Gold Corp.				5,980,688
222,350	Kinross Gold Corp. R				3,570,554
2,562,738	Kinross Gold Corp. (USD)				41,311,336
156,618	Kinross Gold Corp. Warrants (Exp. 9/3/13) *				500,355
1,640,000	Lake Shore Gold Corp. *				1,772,140
601,500	Minco Silver Corp. *				536,927
50,000	Minefinders Corp. *				373,502
450,000	Minefinders Corp. * R				3,361,523
1,921,000	New Gold, Inc. *				8,949,381
1,026,170	New Gold, Inc. *				4,780,628
1,130,850	New Gold, Inc. Warrants (Exp. 4/3/12) * R				79,693
255,000	New Gold, Inc. Warrants (Exp. 12/11/08) * R				383,369
770,000	Northgate Minerals Corp. *				1,027,390
666,666	Northgate Minerals Corp. * R				889,515
8,535,000	Orezone Resources, Inc. * †				4,009,866
1,373,200	Osisko Exploration Ltd. *				4,451,529
1,452,600	Pacific Rim Mining Corp. * †				435,780
345,139	PAN American Silver Corp. *				7,510,847
96,000	PAN American Silver Corp. (USD) *				2,134,080
855,000	Pediment Exploration Ltd. * R				1,028,330
427,500	Pediment Exploration Ltd. Warrants *
	(CAD 3.00, expiring 05/21/09) R				26,833
265,000	Platinum Group Metals Ltd. *				338,642
530,000	Platinum Group Metals Ltd. * R				677,285
514,500	Premier Gold Mines Ltd. *				1,058,732
560,000	Rainy River Resources Ltd. *				941,884
1,055,555	Red Back Mining, Inc. *				6,357,630
1,860,000	San Gold Corp. *				2,044,820
1,981,500	Silver Wheaton Corp. (USD) * †				16,124,234
18,611	Silver Wheaton Corp. Warrants *
	(CAD 4.00, expiring 8/05/13)				52,462
1,860,000	Silvercorp Metals, Inc.				5,452,854
1,075,000	Silverstone Resources Corp. * R				1,444,444
839,800	Western Goldfields, Inc. *				1,259,700
897,933	Yamana Gold Inc.				7,382,583
291,048	Yamana Gold Inc. R				2,392,924
1,004,597	Yamana Gold Inc. (USD)				8,368,293
					357,802,023
Mexico: 0.5%
425,000	Fresnillo PLC. (GBP)				2,417,877

South Africa: 3.0%
168,000	First Uranium Corp. (CAD) * R				538,295
666,000	Impala Platinum Holdings Ltd. #				13,595,986
306,000	Northern Platinum Ltd. #				1,687,050
202,500	Platmin Ltd. (CAD) * R				449,049
					16,270,380

United Kingdom: 10.3%
850,000	Cluff Gold Ltd. * #				490,251
1,326,000	Randgold Resources Ltd. (ADR)				54,405,780
					54,896,031

United States: 5.5%
8,300,000	Capital Gold Corp. *				3,984,000
563,000	Newmont Mining Corp.				21,821,880
109,100	Royal Gold, Inc. †				3,923,236
					29,729,116
Total Common Stocks
(Cost: $340,722,968)					512,460,291

Principal
Amount
CORPORATE NOTE: 0.8%
(Cost: $2,959,754)
CAD 3,280,000	Eurasia Holdings AG Convertible
	Note, 7.00%, 9/14/09 R				3,997,929

Number
of Shares
MONEY MARKET FUND: 3.9%
(Cost: $21,052,280)
21,052,280	AIM Treasury Portfolio -
	Institutional Class				21,052,280
Total Investments Before Collateral
for Securities Loaned: 100.5%
(Cost: $364,735,002)					537,510,500

SHORT-TERM INVESTMENT
HELD AS COLLATERAL FOR
SECURITIES LOANED: 1.3%
(Cost: $6,882,908)
6,882,908	State Street Navigator Securities
	Lending Prime Portfolio				6,882,908

Total Investments: 101.8%
(Cost: $371,617,910)					544,393,408
Liabilities in excess of other assets: (1.8%)					(9,447,517)
NET ASSETS: 100.0%					$534,945,891

ADR American Depositary Receipt
AUD Australian Dollar
CAD Canadian Dollar
GBP British Pound
USD United States Dollar

* Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,432,203
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $67,118,151, which represents 12.5% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $47,815,996, or 8.9% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $441,571,234 and unrealized
(depreciation) on such investments is:
Gross Unrealized Appreciation					$225,916,088
Gross Unrealized Depreciation					(123,093,914)
Net Unrealized Appreciation					$102,822,174

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Aquiline Resources, Inc.	9/27/05	390,000	$529,932	$1,528,118	0.3%
AXMIN, Inc.	11/16/01	1,000,000	157,230	234,907	0.0
Bear Creek Mining Corp.	8/15/05	2,865,287	2,865,287	1,817,167	0.3
Eastmain Resources, Inc.	6/13/08	1,839,000	2,503,500	2,073,573	0.4
Eastmain Resources, Inc. Warrants	6/13/08	919,500	—	156,555	0.0
Eurasia Holdings	8/29/06	**	2,959,754	3,997,929	0.7
First Uranium Corp	12/13/06	168,000	1,016,518	538,295	0.1
Franco-Nevada Corp.	11/30/07	700,000	10,668,806	13,187,691	2.5
Full Metal Minerals Ltd.	10/24/06	740,000	1,511,524	472,821	0.1
Full Metal Minerals Ltd.	10/24/07	520,000	1,335,412	332,253	0.1
Full Metal Minerals Ltd. Warrants (a)	10/24/06	370,000	—	0	0.0
Full Metal Minerals Ltd. Warrants (a)	10/12/07	260,000	—	2,272	0.0
Gold Wheaton Corp.	6/19/08	3,180,600	1,566,644	2,414,775	0.5
Gold Wheaton Corp. Warrants	6/19/08	1,590,300	—	402,413	0.0
Golden Star Resources Ltd.	7/18/02	24,000	29,779	36,082	0.0
Great Basin Gold Ltd.	5/28/02	300,000	293,351	614,517	0.1
Jinshan Gold Mines, Inc.	2/25/08	935,000	1,339,541	922,481	0.2
Kinross Gold Corp.	10/22/07	222,350	953,266	3,570,554	0.7
Minefinders Corp.	3/20/02	450,000	652,586	3,361,523	0.6
New Gold, Inc.	3/9/07	1,026,170	7,029,165	4,780,628	0.9
New Gold, Inc. Warrants	11/26/03	255,000	—	383,369	0.1
New Gold, Inc. Warrants	9/9/07	1,130,850	—	79,693	0.0
Northgate Minerals Corp.	10/16/02	666,666	781,921	889,515	0.2
Pediment Exploration Group	11/21/07	855,000	2,648,020	1,028,330	0.2
Pediment Exploration Group Warrants (a)	11/22/07	427,500	—	26,833	0.0
Platinum Group Metals Ltd.	6/30/06	530,000	857,169	677,285	0.1
Platmin Ltd.	7/28/06	202,500	715,676	449,049	0.1
Silverstone Resources Corp.	11/27/07	1,075,000	3,403,343	1,444,444	0.3
Yamana Gold Inc.	5/29/08	291,048	1,082,992	2,392,924	0.4
			$44,901,416	$47,815,996	8.9%
** Principal amount CAD 3,280,000.
(a) Illiquid Securities

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned				Investments	Value
Gold Mining				75.9%	$407,920,081
Silver Mining				6.7	35,673,725
Precious Metals				6.2	33,336,713
Platinum				3.3	17,760,932
Copper				2.6	14,193,071
Diversified Minerals				0.7	3,575,769
Total Common Stocks				95.4%	512,460,291
Money Market Fund				3.9	21,052,280
Corporate Note				0.7	3,997,929
				100.0%	$537,510,500

See Note to Schedules of Investments

 Van Eck Funds
Note To Schedules of Investments
September 30, 2008 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of quarter end were as follows:

	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
Emerging Markets Fund	$27,295,915	$48,132,157	$134,954	$75,563,026
Global Hard Assets Fund	799,030,370	87,715,556	14,190,876	900,936,802
International Investors Gold Fund	477,275,257	67,118,151	None	544,393,408

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds

Date: November 28, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 28, 2008